Pension and Other Postretirement Benefit Plans - Summary of Reconciliation of Changes in Plans Benefit Obligations Fair Value of Assets and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Fair value of assets, beginning balance	$ 324,471
Fair value of assets, ending balance	347,773	$ 324,471
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning balance	(444,662)	(420,516)
Service cost	0	0
Interest cost	(18,731)	(20,041)	$ (19,097)
Actuarial losses, net	(26,169)	(28,350)
Benefits paid	30,123	24,245
Benefit obligation at ending balance	(459,439)	(444,662)	(420,516)
Change in plan assets:
Fair value of assets, beginning balance	324,471	326,586
Actual return on plan assets	46,425	22,130
Employer contributions	7,000	0
Benefits paid	(30,123)	(24,245)
Fair value of assets, ending balance	347,773	324,471	$ 326,586
Unfunded status at December 31	$ (111,666)	$ (120,191)